CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development(1)	[1]	$ 179,214	$ 182,891
Acquired in-process research and development(2)	[2]	4,400	7,500
Selling, general and administrative		47,044	36,517
Warrant expense	[3]	17,373	0
Total operating expenses		248,031	226,908
Loss from operations		(248,031)	(226,908)
Other income (expense):
Other income (expense), net		6,714	118
Total other income (expense), net		6,714	118
Net loss		(241,317)	(226,790)
Other comprehensive income (loss):
Unrealized loss on available-for-sale securities, net of tax		(264)	(8)
Comprehensive loss		$ (241,581)	$ (226,798)
Earnings Per Share, Basic		$ (2.23)	$ (5.32)
Earnings Per Share, Diluted		$ (2.23)	$ (5.32)
Weighted Average Number of Shares Outstanding, Basic		108,268,289	42,621,265
Weighted Average Number of Shares Outstanding, Diluted		108,268,289	42,621,265

[1]	Includes related-party amounts of $8,154 and $4,150 for the years ended December 31, 2022 and 2021, respectively (see Notes 7 and 8).
[2]	Includes related-party amounts of $4,400 and $7,500 for the years ended December 31, 2022 and 2021, respectively (see Note 7).
[3]	Includes related-party amounts of $17,373 and $0 for the years ended December 31, 2022 and 2021, respectively (see Note 8).